Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Revenue Abstract
Schedule of revenue

	2025	2024	2023

Revenue	26,624,721	25,447,930	23,833,893

Gross revenue	40,279,063	36,731,708	33,530,346

Service revenue	38,631,519	35,041,192	31,972,936
Service revenue - Mobile	36,286,661	33,070,752	30,020,711
Service revenue - Landline	2,344,858	1,970,440	1,952,225

Goods sold	1,647,544	1,690,516	1,557,410

Deductions from gross revenue	(13,654,342)	(11,283,778)	(9,696,453)
Taxes levied	(4,045,145)	(4,014,344)	(3,657,281)
Discounts granted	(9,593,647)	(7,253,635)	(6,030,865)
Returns and other	(15,550)	(15,799)	(8,307)